Basis of Presentation and General information, General Information (Details) € / shares in Units, $ / shares in Units, € in Millions, t in Millions							12 Months Ended
	Dec. 16, 2024 USD ($) shares	Dec. 16, 2024 EUR (€) € / shares shares	Dec. 12, 2024 USD ($) $ / shares shares	Mar. 27, 2024 $ / shares shares	Aug. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares shares	Dec. 31, 2024 USD ($) Vessel t $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 11, 2024 USD ($)	Apr. 22, 2024 $ / shares	Apr. 27, 2021 USD ($) Subsidiary	Dec. 21, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares				$ 0.001			$ 0.001	$ 0.001			$ 0.001		$ 0.001
Reverse stock split ratio				0.1
Common shares, shares issued (in shares)							9,662,354	9,662,354
Common shares, shares outstanding (in shares)				9,662,354			9,662,354	9,662,354
Preferred shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Number of shares of Company stock held to receive one share of Toro common stock (in shares)						10
Number of former tanker-owning subsidiaries | Subsidiary												2
Number of vessels | Vessel							13
Combined carrying capacity | t							0.9
Consideration received for preferred shares issued | $							$ 50,000,000	$ 50,000,000	$ 0
MPC Capital [Member]
Basis of Presentation [Abstract]
Number of shares of common stock acquired (in shares)	26,116,378	26,116,378
Percentage of shares acquired		74.09%
Cash price per share (in euros per share) | € / shares		€ 7
Aggregate consideration excluding transaction related costs	$ 191,977,316	€ 182.8
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							4
Panamax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							5
Ultramax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							1
2,700 TEU Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							2
1,850 TEU Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							1
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)							12,000	12,000
Preferred shares, shares issued (in shares)							12,000	12,000
Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate					5.00%		5.00%	5.00%
Related Party [Member] | Toro Corp [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares)						9,461,009
Common shares, shares outstanding (in shares)						9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)						1
Related Party [Member] | Toro Corp [Member] | $18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $												$ 18,000,000
Related Party [Member] | Toro Corp [Member] | $100 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $										$ 100,000,000
Related Party [Member] | Toro Corp [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)						140,000
Preferred shares, shares issued (in shares)							140,000
Preferred shares, dividend rate						1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares						$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001
Related Party [Member] | Toro Corp [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares)						40,000
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001
Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Reverse stock split ratio				0.1
Preferred shares, shares issued (in shares)			50,000		50,000
Preferred shares, dividend rate			5.00%		5.00%
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001
Consideration received for preferred shares issued | $			$ 50,000,000		$ 50,000,000
Thalassa [Member] | Related Party [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held							100.00%